As filed with the Securities  and Exchange  Commission on July 29, 2005
                                             Registration No. 33-65690/811-07850


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]



                         POST-EFFECTIVE AMENDMENT NO. 20                   [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]


                                Amendment No. 21                           [x]

                            ALLEGIANT ADVANTAGE FUND
                  (formerly known as THE ARMADA ADVANTAGE FUND)
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-364-4890

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                         Ronald L. Weihrauch, Jr., Esq.
                                 Allegiant Funds
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114


It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [X] on October 1, 2005 pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ALLEGIANT(R) ADVANTAGE LOGO


                         INSTITUTIONAL MONEY MARKET FUND


                         INSTITUTIONAL SHARES PROSPECTUS


                                 OCTOBER 1, 2005



















     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

EFFECTIVE JUNE 13, 2005, THE ARMADA ADVANTAGE FUND WAS RENAMED ALLEGIANT ADVANTAGE FUND (THE "TRUST") AND THE INVESTMENT ADVISER TO THE TRUST, NATIONAL CITY INVESTMENT MANAGEMENT COMPANY, CHANGED ITS NAME TO ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER"). PLEASE NOTE THAT THESE NAME CHANGES DID NOT RESULT IN A CHANGE TO THE INVESTMENT OBJECTIVE OF THE ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND (THE "FUND") OR THE FUND'S TICKER SYMBOL.

The Trust offers shares in the Fund. This prospectus gives you important information that you should know about Institutional Shares of the Fund before investing. To obtain more information, visit us online or call 1-800-364-4890. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION.




ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND............................1
FUND FEES AND EXPENSES.........................................................4
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.........................5
MORE INFORMATION ABOUT FUND INVESTMENTS........................................6
INVESTOR PROFILE...............................................................6
INVESTMENT ADVISER AND INVESTMENT TEAM.........................................7
PURCHASING AND SELLING FUND SHARES.............................................7
DISTRIBUTION OF FUND SHARES...................................................13
DIVIDENDS AND TAXES...........................................................14
FINANCIAL HIGHLIGHTS..........................................................15

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High  current  income   consistent  with
                                        stability of principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of high quality
                                        short-term debt securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

PRINCIPAL RISKS                         General   risks,   interest  rate  risk,
                                        credit risk, counterparty risk

PRINCIPAL INVESTMENT STRATEGY

The Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.


The Fund invests in a variety of high quality, short-term, U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality). The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940 as amended ("1940 Act").

The Fund may also invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

GENERAL RISKS. The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the Fund.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance.

Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurances can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION


No performance results have been provided because the Fund has not been in operation for a full calendar year.

Current yield information for the Fund is available by calling 1-800-364-4890. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                      INSTITUTIONAL SHARES

Investment Advisory Fees              0.15%(1)
-----------------------------------------------------------------------------
Distribution (12b-1 Fees)             0.02%
-----------------------------------------------------------------------------
Other Expenses                        ___%
-----------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                    ___%
-----------------------------------------------------------------------------

(1) The Adviser intends to waive a portion of its advisory fee for the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses to ___%.. This fee waiver is voluntary and may be revised or discontinued at any time.


EXAMPLES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ------    -------    -------    --------
Institutional Shares                $__       $__        $___       $_______

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES


This section provides additional information about the principal investment strategies used by the Fund and the related risks. The Fund's Statement of Additional Information contains more information about the particular types of securities in which the Fund invests. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information, which is available, free of charge, on the Fund's website.


FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

GOVERNMENT SECURITIES
As part of its principal investment strategies, the Fund may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS
Under a repurchase agreement the Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MORE INFORMATION ABOUT FUND INVESTMENTS


The principal investments and strategies described in the preceding section are those that are used under normal circumstances. The Fund may also invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See the Statement of Additional Information for more detail on the investments and strategies used by the Fund.


The Fund may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

The Trust has obtained an order from the SEC that allows the non-money market funds offered by Allegiant Funds, a separate investment company affiliated with the Trust (together with the Trust, the "Trusts"), to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trusts, including the Fund. A non-money market fund will generally hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

EURODOLLAR AND YANKEE OBLIGATIONS
The Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

INVESTOR PROFILE

The Fund is designed for institutional investors seeking current income and preservation of capital through a widely diversified money market portfolio.

INVESTMENT ADVISER AND INVESTMENT TEAM


Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of June 30, 2005, the Adviser had approximately $26 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's Taxable Money Market Management Team manages the Fund's investments.


The Fund pays the Adviser a management fee which is calculated daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets. The Adviser intends to waive a portion of its advisory fee for the Fund during the current fiscal year. This fee waiver is voluntary and may be revised or discontinued at any time.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Fund. The Fund may accept or reject any purchase order.

INSTITUTIONAL SHARES

        o  NO FRONT-END SALES CHARGE
        o  $5 MILLION MINIMUM INITIAL INVESTMENT
        o  NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS
        o  $2 MILLION MINIMUM ACCOUNT BALANCE

Institutional Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Allegiant Asset Management Company. You are required, under normal circumstances, to maintain a minimum account balance of $2 million. The minimum initial investment and minimum account balance apply to the beneficial owner of an account, including accounts maintained by financial intermediaries in omnibus accounts.

HOW TO PURCHASE FUND SHARES
                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
TELEPHONE
1-800-364-4890                    Call  our  Investor   Services   Line  to      Call our Investor  Services  Line to
                                  obtain an application.                         purchase   additional   shares.   To
                                                                                 authorize this service,  please call
                                                                                 1-800-364-4890

MAIL                              Complete an application and mail it along      Make   your    check    payable   to
                                  with a check payable, in U.S. dollars, to      "Allegiant  Advantage  Fund." Please
                                  "Allegiant Advantage Fund."                    include your account  number on your
                                                                                 check and mail it to the  address at
                                           Allegiant Advantage Fund              the left.
                                           P.O. Box 8163
                                           Boston, MA 02266-8163

                                  For overnight delivery mail to:

                                           Boston Financial Data Services
                                           Attn: Allegiant Advantage Fund
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  The  Trust  cannot   accept   third-party
                                  checks,  starter  checks,  credit  cards,
                                  credit   card   checks,   cash   or  cash
                                  equivalents (i.e.,  cashier's check, bank
                                  draft, money order or travelers' check).

WIRE                              Call  1-800-364-4890 to obtain an account      Call   1-800-364-4890    prior   to
                                  application.  Once your  application  has      sending   the   wire  in  order  to
                                  been  processed  you will be  notified of      obtain a  confirmation  number  and
                                  your  account  number  and  will  receive      to  ensure   prompt  and   accurate
                                  wiring instructions.                           handling  of  funds.  Ask your bank
                                                                                 to transmit  immediately  available
                                                                                 funds by wire in the  amount of the
                                                                                 purchase to:

                                                                                 State  Street  Bank and  Trust
                                                                                 Company
                                                                                 ABA # 011000028
                                                                                 Account 9905-6483 Credit
                                                                                 Allegiant Advantage Fund
                                                                                 (Account Registration)
                                                                                 (Account Number)
                                                                                 (Wire Control Number)

                                                                                 Note:  Your  bank  may  charge
                                                                                 you a fee for this service.


                                                                                 The  Trust and its  transfer  agent
                                                                                 are   not   responsible   for   the
                                                                                 consequences  of  delays  resulting
                                                                                 from the banking or Federal Reserve
                                                                                 Wire  system,  or  from  incomplete
                                                                                 wiring instructions.

                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
FINANCIAL INTERMEDIARY            Contact   your   financial    consultant.      Please  refer to "New  Account  Set
                                  Please note,  your  financial  consultant      Up" column to the left.
                                  or  institution  may charge a fee for its
                                  services in addition to the fees  charged
                                  by the Trust.  If you  invest  through an
                                  authorized institution,  you will have to
                                  follow its procedures.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY


Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Trust on time. The Trust may authorize certain financial intermediaries to accept, on behalf of the Trust, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Fund's net asset value per share ("NAV") next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the Trust within the time period agreed upon.

Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Selling Fund Shares."


GENERAL INFORMATION

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").

The Trust may reject any purchase order for Fund shares if it is determined that accepting the order would disrupt the orderly management of the Fund's portfolio investments or otherwise not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order. The following table shows when the daily NAV is calculated for the Fund and the deadline for submitting a purchase order to the Fund's Transfer Agent in order to receive the current Business Day's NAV:

                                                                     DEADLINE FOR  SUBMITTING  PURCHASE
                                                                     ORDERS  TO THE  TRANSFER  AGENT TO
                                     TIME OF NAV CALCULATION         RECEIVE THE CURRENT DAY'S NAV
--------------------------------------------------------------------------------------------------------
Institutional Money Market Fund      ONCE DAILY                      5:00 p.m. Eastern Time
                                     5:00 p.m. Eastern Time
--------------------------------------------------------------------------------------------------------

Orders in proper form placed prior to 5:00 p.m, and payments which are received or converted into Federal Funds by the Fund's Transfer Agent by 5:00 p.m., will become effective at the price determined at 5:00 p.m. The shares so purchased will receive the dividend declared on that day. Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in or converted into Federal Funds after 5:00 p.m. by the Fund's Transfer Agent, will begin to accrue dividends on the following business day.


On occasion, the NYSE closes before 4:00 p.m. Eastern Time. On days when the NYSE closes before 4:00 p.m. Eastern Time, purchase requests received after the NYSE closes will be effective at the price determined the following day.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Fund values its investments.


SALES CHARGES

There are no sales charges on the purchase of Institutional Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-364-4890
Call with your account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 8 "How to Purchase Fund Shares").


FINANCIAL INTERMEDIARY
Contact your financial consultant, broker or institution. Your financial consultant, broker or institution may charge a fee for its services, in addition to the fees charged by the Trust.

MAIL
For regular mail send your account name, number and amount of the redemption to the following address:

         Allegiant Advantage Institutional Money Market Fund
         P.O. Box 8163
         Boston, MA 02266-8163

For overnight delivery mail to:

         Allegiant Advantage Institutional Money Market Fund
         Attn: CCSU
         66 Brooks Drive
         Braintree, MA 02184

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, please notify the Fund in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient). The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. The Fund does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

INVOLUNTARY SALE OF YOUR SHARES

Your shares may be automatically redeemed and the account closed if the account balance falls below $2 million as a result of redemption activity.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

o trading on the NYSE is restricted by applicable rules and regulations of the SEC;
o    the NYSE is closed for other than customary weekend and holiday closings;
o    the SEC has by order permitted such suspension; or
o an emergency exists, as determined by the SEC, as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss, provided the Trust has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require the Trust to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social
Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Trust. To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.


SHORT TERM TRADING

For an  investment  company  comprised of both money market funds and  non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of the Trust has adopted a policy that imposes limits on exchanges between funds of the Trust to prevent excessive short-term trading by shareholders. However, because the Fund currently is the only investment portfolio offered by the Trust, such limits are not currently applicable to the Fund's operations.



DISTRIBUTION OF FUND SHARES


The Fund has adopted a distribution plan with respect to Institutional Shares pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


The Fund is permitted to pay up to 0.02% as a percentage of average daily net assets for distribution fees on Institutional Shares.


The Trust's Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund accrues its income daily and distributes it monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions after the Trust receives your written notice.

FEDERAL TAXES


Fund distributions will generally be taxable to you as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. The Fund contemplates declaring as dividends each year all or substantially all of its net taxable investment income. Distributions attributable to the net capital gain of a Fund, if any, will be taxable to you as long-term capital gain, regardless of how long you have held your shares.


The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S.
government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the status of distributions in your state and locality.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Institutional Shares' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by [____________], Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, is included in the annual report dated May 31, 2005 and is [_______________] the Statement of Additional Information.

You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Period Ended May 31, Unless Otherwise Indicated

                                            Net                                       Ratio of Net    Ratio of       Ratio of Net
       Net Asset              Dividends   Asset                           Ratio of     Investment    Expenses to   Investment Income
         Value,       Net     from Net    Value,             Net Assets  Expenses to    Income to     Average Net    to Average Net
       Beginning  Investment Investment   End of    Total   End of Year  Average Net   Average Net  Assets (Before   Assets (Before
        of Year     Income     Income      Year   Return(1)    (000s)       Assets        Assets     Fee Waivers)     Fee Waivers)

INSTITUTIONAL SHARES
2005     $___       $___       $___        $___     ___%       $______      ___%          ___%          ___%             ___%

(1) Institutional Money Market Fund Institutional Shares commenced operations on October 28, 2004. All ratios, excluding Total Return, for the period have been annualized.

INVESTMENT ADVISER
Allegiant Asset Management Company
200 Public Square, 5th Floor
Cleveland, Ohio 44114


DISTRIBUTOR
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                            NOT A PART OF PROSPECTUS


                     ALLEGIANT ADVANTAGE FUND PRIVACY NOTICE



         The basis of each customer relationship at Allegiant Advantage Fund is built on trust. You have chosen to do business with Allegiant Advantage Fund, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Advantage Fund is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

     o Information that you provide to us, such as on applications or other forms, or

     o   Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Advantage Fund does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Advantage Fund works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT ADVANTAGE FUND'S PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES
ROBERT D. NEARY                                         RICHARD W. FURST
CHAIRMAN                                                Garvice D. Kincaid Professor of Finance and Dean
Retired Co-Chairman, Ernst & Young                          Emeritus, Gatton College of Business and
Director:                                                   Economics, University of Kentucky
   Commercial Metals Company
   Strategic Distribution, Inc.                         GERALD L. GHERLEIN
                                                        Retired Executive Vice President and
HERBERT R. MARTENS, JR.                                    General Counsel, Eaton Corporation
PRESIDENT
Executive Vice President,                               DALE C. LAPORTE
   National City Corporation,                           Partner, Calfee, Halter & Griswold LLP
President and Chief Executive Officer,
   National City Bank, Florida,
Chairman,
   NatCity Investments, Inc.

JOHN G. BREEN                                           KATHLEEN A. OBERT
Retired Chairman and Chief Executive Officer,           Chairman and Chief Executive Officer,
   The Sherwin Williams Co.                                Edward Howard & Co.
Director:
   Goodyear Tire & Rubber Co.                           J. WILLIAM PULLEN
   The Stanley Works                                    Retired President and Chief Executive Officer,
                                                           Whayne Supply Company

JOHN F. DURKOTT
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.


ROBERT J. FARLING
Retired Chairman, President and Chief
Executive Officer,
   Centerior Energy


  Allegiant Advantage Fund Trustees also serve as Trustees of Allegiant Funds.



ALLEGIANT(R) ADVANTAGE LOGO

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Advantage Fund and is available, free of charge, on the Fund's website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
The reports will contain detailed financial information about the Fund and are available, free of charge, on the Fund's website.


TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-364-4890

By Mail:
P.O. Box 8163
Boston, MA 02266-8163

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Advantage Fund, from the EDGAR Database on the SEC's website (HTTP://WWW.SEC.GOV). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


Allegiant(R) Advantage Logo


Allegiant Advantage Fund's Investment Company Act registration number is
811-07850

ALLEGIANT(R) ADVANTAGE LOGO



                         INSTITUTIONAL MONEY MARKET FUND

                            ADVISOR SHARES PROSPECTUS



                                 OCTOBER 1, 2005





















     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

EFFECTIVE JUNE 13, 2005, THE ARMADA ADVANTAGE FUND WAS RENAMED ALLEGIANT ADVANTAGE FUND (THE "TRUST") AND THE INVESTMENT ADVISER TO THE TRUST, NATIONAL CITY INVESTMENT MANAGEMENT COMPANY, CHANGED ITS NAME TO ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER"). PLEASE NOTE THAT THESE NAME CHANGES DID NOT RESULT IN A CHANGE TO THE INVESTMENT OBJECTIVE OF THE ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND (THE "FUND") OR THE FUND'S TICKER SYMBOL.

The Trust offers shares in the Fund. This prospectus gives you important information that you should know about Advisor Shares of the Fund before investing. To obtain more information, visit us online or call 1-800-364-4890. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION.




ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND..................1
FUND FEES AND EXPENSES...............................................4
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES...............5
MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
INVESTOR PROFILE.....................................................6
INVESTMENT ADVISER AND INVESTMENT TEAM...............................7
PURCHASING AND SELLING FUND SHARES...................................7
DISTRIBUTION OF FUND SHARES.........................................13
DIVIDENDS AND TAXES.................................................14
FINANCIAL HIGHLIGHTS................................................15

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High  current  income   consistent  with
                                        stability of principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of high quality
                                        short-term debt securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

PRINCIPAL RISKS                         General   risks,   interest  rate  risk,
                                        credit risk, counterparty risk

PRINCIPAL INVESTMENT STRATEGY

The Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.


The Fund invests in a variety of high quality, short-term, U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality). The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940 as amended ("1940 Act").

The Fund may also invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

GENERAL RISKS. The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the Fund.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance.

Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurances can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION


No performance results have been provided because the Fund has not been in operation for a full calendar year.

Current yield information for the Fund is available by calling 1-800-364-4890. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                         ADVISOR
                                                         SHARES
Investment Advisory Fees                                 0.15%(1)
-------------------------------------------------------------------------
Distribution (12b-1 Fees)                                0.02%
-------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------
   Shareholder Servicing Fees                            0.10%(2)
-------------------------------------------------------------------------
   Other                                                 ___%
-------------------------------------------------------------------------
Total Other Expenses                                     ___%
-------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                       ___%
-------------------------------------------------------------------------

(1) The Adviser intends to waive a portion of its advisory fee for the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses to ___%. This fee waiver is voluntary and may be revised or discontinued at any time.

(2) Certain financial intermediaries may provide administrative services to their customers and may be paid up to 0.10% (on an annualized basis) of the net asset value of the Advisor Shares. For further information, see "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                    ------    -------   -------   --------
Advisor Shares                      $__       $___      $______   $_______

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES


This section provides additional information about the principal investment strategies used by the Fund and the related risks. The Fund's Statement of Additional Information contains more information about the particular types of securities in which the Fund invests. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the 'Statement of Additional Information, which is available, free of charge, on the Fund's website.


FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

GOVERNMENT SECURITIES
As part of its principal investment strategies, the Fund may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS
Under a repurchase agreement the Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in the preceding section are those that are used under normal circumstances. The Fund may also invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See the Statement of Additional Information for more detail on the investments and strategies used by the Fund.

The Fund may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

The Trust has obtained an order from the SEC that allows the non-money market funds offered by Allegiant Funds, a separate investment company affiliated with the Trust (together with the Trust, the "Trusts"), to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trusts, including the Fund. A non-money market fund will generally hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

EURODOLLAR AND YANKEE OBLIGATIONS
The Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

INVESTOR PROFILE

The Fund is designed for institutional investors seeking current income and preservation of capital through a widely diversified money market portfolio.

INVESTMENT ADVISER AND INVESTMENT TEAM


Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of June 30, 2005, the Adviser had approximately $26 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's Taxable Money Market Management Team manages the Fund's investments.


The Fund pays the Adviser a management fee which is calculated daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets. The Adviser intends to waive a portion of its advisory fee for the Fund during the current fiscal. This fee waiver is voluntary and may be revised or discontinued at any time.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Advisor Shares of the Fund. The Fund may accept or reject any purchase order.

ADVISOR SHARES

     o   NO FRONT-END SALES CHARGE
     o   SHAREHOLDER SERVICING FEES UP TO 0.10% OF NET ASSETS
     o   $5 MILLION MINIMUM INITIAL INVESTMENT
     o   NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS
     o   $2 MILLION MINIMUM ACCOUNT BALANCE

Advisor Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Allegiant Asset Management Company. Advisor Shares are designed for investors requiring additional services through their financial intermediaries. You are required, under normal circumstances, to maintain a minimum account balance of $2 million. The minimum initial investment and minimum account balance apply to the beneficial owner of an account, including accounts maintained by financial intermediaries in omnibus accounts. Financial intermediaries may receive shareholder servicing fees of up to 0.10% of net assets.

HOW TO PURCHASE FUND SHARES

                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
TELEPHONE
1-800-364-4890                    Call  our  Investor   Services   Line  to      Call our Investor  Services  Line to
                                  obtain an application.                         purchase   additional   shares.   To
                                                                                 authorize this service,  please call
                                                                                 1-800-364-4890

MAIL                              Complete an application and mail it along      Make   your    check    payable   to
                                  with a check payable, in U.S. dollars, to      "Allegiant  Advantage  Fund." Please
                                  "Allegiant Advantage Fund."                    include your account  number on your
                                                                                 check and mail it to the  address at
                                           Allegiant Advantage Fund              the left.
                                           P.O. Box 8163
                                           Boston, MA 02266-8163

                                  For overnight delivery mail to:

                                           Boston Financial Data Services
                                           Attn: Allegiant Advantage Fund
                                           66 Brooks Drive
                                           Braintree, MA 02184


                                  The  Trust  cannot   accept   third-party
                                  checks,  starter  checks,  credit  cards,
                                  credit   card   checks,   cash   or  cash
                                  equivalents (i.e.,  cashier's check, bank
                                  draft, money order or travelers' check).

WIRE                              Call  1-800-364-4890 to obtain an account      Call   1-800-364-4890    prior   to
                                  application.  Once your  application  has      sending   the   wire  in  order  to
                                  been  processed  you will be  notified of      obtain a  confirmation  number  and
                                  your  account  number  and  will  receive      to  ensure   prompt  and   accurate
                                  wiring instructions.                           handling  of  funds.  Ask your bank
                                                                                 to transmit  immediately  available
                                                                                 funds by wire in the  amount of the
                                                                                 purchase to:

                                                                                 State  Street  Bank and  Trust
                                                                                 Company
                                                                                 ABA # 011000028
                                                                                 Account 9905-6483 Credit
                                                                                 Allegiant Advantage Fund
                                                                                 (Account Registration)
                                                                                 (Account Number)
                                                                                 (Wire Control Number)

                                                                                 Note:  Your  bank  may  charge
                                                                                 you a fee for this service.


                                                                                 The  Trust and its  transfer  agent
                                                                                 are   not   responsible   for   the
                                                                                 consequences  of  delays  resulting
                                                                                 from the banking or Federal Reserve
                                                                                 Wire  system,  or  from  incomplete
                                                                                 wiring instructions.

                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT

FINANCIAL INTERMEDIARY            Contact   your   financial    consultant.      Please  refer to "New  Account  Set
                                  Please note,  your  financial  consultant      Up" column to the left.
                                  or  institution  may charge a fee for its
                                  services in addition to the fees  charged
                                  by the Trust.  If you  invest  through an
                                  authorized institution,  you will have to
                                  follow its procedures.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY


Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Trust on time. The Trust may authorize certain financial intermediaries to accept, on behalf of the Trust, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Fund's net asset value per share ("NAV") next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the Trust within the time period agreed upon.

Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Selling Fund Shares."


GENERAL INFORMATION

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").

The Trust may reject any purchase order for Fund shares if it is determined that accepting the order would disrupt the orderly management of the Fund's portfolio investments or otherwise not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order. The following table shows when the daily NAV is calculated for the Fund and the deadline for submitting a purchase order to the Fund's Transfer Agent in order to receive the current Business Day's NAV:

                                                                   DEADLINE FOR  SUBMITTING  PURCHASE
                                                                   ORDERS  TO THE  TRANSFER  AGENT TO
                                     TIME OF NAV CALCULATION       RECEIVE THE CURRENT DAY'S NAV
------------------------------------------------------------------------------------------------------
Institutional Money Market Fund      ONCE DAILY                    5:00 p.m. Eastern Time
                                     5:00 p.m. Eastern Time
------------------------------------------------------------------------------------------------------

Orders in proper form placed prior to 5:00 p.m, and payments which are received or converted into Federal Funds by the Fund's Transfer Agent by 5:00 p.m., will become effective at the price determined at 5:00 p.m. The shares so purchased will receive the dividend declared on that day. Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in or converted into Federal Funds after 5:00 p.m. by the Fund's Transfer Agent, will begin to accrue dividends on the following business day.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time. On days when the NYSE closes before 4:00 p.m. Eastern Time, purchase requests received after the NYSE closes will be effective at the price determined the following day.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.


In calculating NAV, the Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Fund values its investments.


SALES CHARGES

There are no sales charges on the purchase of Advisor Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-364-4890
Call with your account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 8 "How to Purchase Fund Shares").


FINANCIAL INTERMEDIARY
Contact your financial consultant, broker or institution. Your financial consultant, broker or institution may charge a fee for its services, in addition to the fees charged by the Trust.

MAIL
For regular mail send your account name, number and amount of the redemption to the following address:

         Allegiant Advantage Institutional Money Market Fund
         P.O. Box 8163
         Boston, MA 02266-8163

For overnight delivery mail to:

         Allegiant Advantage Institutional Money Market Fund
         Attn: CCSU
         66 Brooks Drive
         Braintree, MA 02184

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, please notify the Fund in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient). The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. The Fund does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

INVOLUNTARY SALE OF YOUR SHARES

Your shares may be automatically redeemed and the account closed if the account balance falls below $2 million as a result of redemption activity.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

o trading on the NYSE is restricted by applicable rules and regulations of the SEC;
o    the NYSE is closed for other than customary weekend and holiday closings;
o    the SEC has by order permitted such suspension; or
o an emergency exists, as determined by the SEC, as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss, provided the Trust has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require the Trust to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social
Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Trust. To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.

SHORT TERM TRADING


For an  investment  company  comprised of both money market funds and  non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of the Trust has adopted a policy that imposes limits on exchanges between funds of the Trust to prevent excessive short-term trading by shareholders. However, because the Fund currently is the only investment portfolio offered by the Trust, such limits are not currently applicable to the Fund's operations.



DISTRIBUTION OF FUND SHARES


The Fund has adopted a distribution plan with respect to Advisor Shares pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


The Fund is permitted to pay up to 0.02% as a percentage of average daily net assets for distribution fees on Advisor Shares.

The Fund has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Advisor Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. The Fund may pay these institutions up to 0.10% of the average daily net assets attributable to Advisor Shares for these shareholder services.

The Trust's Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.


DIVIDENDS AND TAXES

The Fund accrues its income daily and distributes it monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions after the Trust receives your written notice.

FEDERAL TAXES


Fund distributions will generally be taxable to you as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. The Fund contemplates declaring as dividends each year all or substantially all of its net taxable investment income. Distributions attributable to the net capital gain of a Fund, if any, will be taxable to you as long-term capital gain, regardless of how long you have held your shares.


The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S.
government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the status of distributions in your state and locality.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Advisor Shares' operation. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by [___________], Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, is included in the annual report dated May 31, 2005 and is [____________] the Statement of Additional Information.

You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Period Ended May 31, Unless Otherwise Indicated

                                           Net                                        Ratio of Net    Ratio of       Ratio of Net
         Net Asset             Dividends   Asset                          Ratio of     Investment    Expenses to   Investment Income
          Value,     Net       from Net    Value,           Net Assets   Expenses to    Income to     Average Net    to Average Net
        Beginning  Investment Investment  End of   Total   End of Year   Average Net   Average Net  Assets (Before   Assets (Before
         of Year    Income      Income     Year    Return     (000)        Assets        Assets     Fee Waivers)     Fee Waivers)

ADVISOR SHARES
2005(1)   $___      $___        $___       $___     ___%     $______        ___%          ___%          ___%              ___%

(1) Advisor Shares commenced operations on November 19, 2004. All ratios, excluding Total Return, for the period have been annualized.

INVESTMENT ADVISER
Allegiant Asset Management Company
200 Public Square, 5th Floor
Cleveland, Ohio 44114


DISTRIBUTOR
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                            NOT A PART OF PROSPECTUS


                     ALLEGIANT ADVANTAGE FUND PRIVACY NOTICE



         The basis of each customer relationship at Allegiant Advantage Fund is built on trust. You have chosen to do business with Allegiant Advantage Fund, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Advantage Fund is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

     o Information that you provide to us, such as on applications or other forms, or

     o   Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Advantage Fund does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Advantage Fund works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT ADVANTAGE FUND'S PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES
ROBERT D. NEARY                                         RICHARD W. FURST
CHAIRMAN                                                Garvice D. Kincaid Professor of Finance and Dean
Retired Co-Chairman, Ernst & Young                          Emeritus, Gatton College of Business and
Director:                                                   Economics, University of Kentucky
   Commercial Metals Company
   Strategic Distribution, Inc.                         GERALD L. GHERLEIN
                                                        Retired Executive Vice President and
HERBERT R. MARTENS, JR.                                    General Counsel, Eaton Corporation
PRESIDENT
Executive Vice President,                               DALE C. LAPORTE
   National City Corporation,                           Partner, Calfee, Halter & Griswold LLP
President and Chief Executive Officer,
   National City Bank, Florida,
Chairman,
   NatCity Investments, Inc.

JOHN G. BREEN                                           KATHLEEN A. OBERT
Retired Chairman and Chief Executive Officer,           Chairman and Chief Executive Officer,
   The Sherwin Williams Co.                                Edward Howard & Co.
Director:
   Goodyear Tire & Rubber Co.                           J. WILLIAM PULLEN
   The Stanley Works                                    Retired President and Chief Executive Officer,
                                                           Whayne Supply Company

JOHN F. DURKOTT
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.


ROBERT J. FARLING
Retired Chairman, President and Chief
Executive Officer,
   Centerior Energy


   Allegiant Advantage Fund Trustees also serve as Trustees of Allegiant Funds



ALLEGIANT(R) ADVANTAGE LOGO

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Advantage Fund and is available, free of charge, on the Fund's website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
The reports will contain detailed financial information about the Fund and are available, free of charge, on the Fund's website.


TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-364-4890

By Mail:
P.O. Box 8163
Boston, MA 02266-8163

From the SEC:


You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Advantage Fund, from the EDGAR Database on the SEC's website (HTTP://WWW.SEC.GOV). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:


Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant(R) Advantage


Allegiant Advantage Fund's Investment Company Act registration number is
811-07850

                            ALLEGIANT ADVANTAGE FUND


                       STATEMENT OF ADDITIONAL INFORMATION



                                 OCTOBER 1, 2005



                         INSTITUTIONAL MONEY MARKET FUND


This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the Institutional Money Market Fund (the "Fund") of Allegiant Advantage Fund (the "Trust"), as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. The Prospectuses and the Trust's annual report to shareholders dated May 31, 2005 (the "2005 Annual Report") may be obtained without charge, upon request, by calling or writing the Trust at 1-800-364-4890, 760 Moore Road, King of Prussia, Pennsylvania 19406.




                              CURRENT PROSPECTUSES


            PROSPECTUS DATED OCTOBER 1 2005 FOR ADVISOR SHARES OF THE
                         INSTITUTIONAL MONEY MARKET FUND

        PROSPECTUS DATED OCTOBER 1, 2005, FOR INSTITUTIONAL SHARES OF THE
                         INSTITUTIONAL MONEY MARKET FUND





The Trust's audited financial statements and the reports thereon of [____________], the Trust's Independent Registered Public Accounting Firm, included in the 2005 Annual Report are [________________] into this SAI. No other parts of the 2005 Annual Report are [_________________].

                                TABLE OF CONTENTS


                                                                           Page



ALLEGIANT ADVANTAGE FUND...................................................... 1

INVESTMENT OBJECTIVE AND POLICIES............................................. 1

INVESTMENT LIMITATIONS........................................................15

NET ASSET VALUE...............................................................17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................18

ADDITIONAL INFORMATION CONCERNING TAXES.......................................20

TRUSTEES AND OFFICERS.........................................................21

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
TRANSFER AGENCY AGREEMENTS ...................................................29

SHAREHOLDER SERVICES PLAN.....................................................35

PORTFOLIO TRANSACTIONS........................................................36

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................38

COUNSEL.......................................................................38

PERFORMANCE INFORMATION.......................................................38

ADDITIONAL INFORMATION........................................................39

MISCELLANEOUS.................................................................41

APPENDIX A...................................................................A-1

APPENDIX B...................................................................B-1

                            ALLEGIANT ADVANTAGE FUND
                            ------------------------



                  This SAI should be read in conjunction with the Prospectuses for the Fund. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of the Fund should be made without first reading the applicable Prospectus for the Fund.


                  The Trust was organized as a Massachusetts business trust on May 18, 1993 and prior to May 1, 2000, the Trust was named The Parkstone Advantage Fund. The Trust is an open-end management investment company which currently offers one diversified investment portfolio called the Institutional Money Market Fund. The Trust changed its fiscal year end from December 31 to May 31 effective with the 2005 fiscal year end.


                  The Trust previously offered shares of five funds: the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund. These five funds were liquidated on December 4, 2003 after shareholders of each Fund approved the liquidation at a Special Meeting of Shareholders held on November 24, 2003.


                  Effective June 13, 2005, the Trust's name was changed from The Armada Advantage Fund to the Allegiant Advantage Fund.


                  Much of the information contained in the SAI expands upon subjects discussed in the Prospectuses of the Fund. Capitalized terms not defined herein are defined in the Prospectuses.

                        INVESTMENT OBJECTIVE AND POLICIES
                        ---------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

                  Further information on the management strategies, techniques, policies and related matters concerning Allegiant Asset Management Company, the investment adviser to the Fund (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

                  Effective June 13, 2005, the Adviser's name was changed from National City Investment Management Company to Allegiant Asset Management Company.


                  Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch Ratings, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Dominion Bond Rating Service Limited for securities which may be held by the Fund.


ADDITIONAL INFORMATION ABOUT THE FUND
-------------------------------------


                  The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosure relating to the Fund in the Prospectuses.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND


                  The Fund seeks to achieve its objective by investing in 2a-7 eligible "money market" instruments including, but not limited to certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities then by that NRSRO, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.


ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------


                  In accordance with the Trust's policies and procedures, PFPC Inc. ("PFPC") is responsible for dissemination of information about the Trust's portfolio securities. The Trust, its co-Administrators (National City Bank ("NCB") and PFPC, together the "Co-Administrators") and Adviser (together the "Service Providers") may only disclose information concerning securities held by the Fund (which is the only investment portfolio offered by the Trust as of the date of this SAI) under the following circumstances:

                    i. Within fifteen business days following the end of each calendar month, PFPC shall post the securities held by the Fund, together with each security's percentage of total net assets of the portfolio, on the Trust's website.

                    ii. The Trust or a Service Provider may disclose the Fund's portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; or

                        a) Examples of instances in which selective disclosure of the Trust's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

                    iii. As required by the federal  securities laws,  including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

                  In the event that the Trust or a Service Provider discloses the Fund's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.

                  Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund's portfolio securities.

                  With respect to the monthly disclosure of portfolio holdings on the Trust's website, PFPC is authorized to prepare and post to the Trust's website the Fund's portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Fund's portfolio holdings, the Trust's President and Treasurer, or the Adviser's President shall be authorized to disclose such information.

                  In order to ensure that the disclosure of the Fund's portfolio securities is in the best interests of the Fund's shareholders and to avoid any potential or actual conflicts of interest with PFPC, NCB, the Adviser, the Trust's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Fund's portfolio securities for legitimate business purposes shall be approved by the Trust's Board of Trustees in advance of such disclosure. This requirement shall not apply to the disclosure of the Fund's portfolio securities to the Trust's existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided herein.




                  The Board shall receive quarterly reports stating whether disclosures were made concerning the Fund's portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.


RATINGS CRITERIA
----------------

                  Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by various ratings agencies for debt securities which may be held by the Fund.

ELIGIBLE SECURITIES
-------------------


                  The Fund may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated at time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities then by that NRSRO, in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable

Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Fund of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

VARIABLE AND FLOATING RATE INSTRUMENTS
--------------------------------------


                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.


                  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

                  Variable and floating rate obligations held by the Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS
-------------------------------

                  The Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate ("LIBOR"). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to the Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. The Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of the Fund's net assets.

                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS
---------------------

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the
Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

                  Although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Fund presently intends to enter only into repurchase agreements which terminate within seven days after notice by the Fund. If the Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS
-----------------------------


                  The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.


LENDING OF PORTFOLIO SECURITIES
-------------------------------

                  The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate value of all outstanding securities loans combined with any other deemed borrowing of the Fund exceed 50% of the value of its total assets. When the Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentages of the Fund's total assets on loan. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.


                  The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES
-------------------

                  The Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").


                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


CORPORATE DEBT OBLIGATIONS
--------------------------

                  The Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES
---------------------


                  The Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables and Certificates of Amortizing Revolving Debts; private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

                  Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

SHORT SALES
-----------

                  The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  The Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If the Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

ASSET-BACKED SECURITIES
-----------------------


                  To the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, the Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the  securities,  net  of any  fees  paid  to the  issuer  or  guarantor  of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

                  In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.


                  The Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Fund's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Fund, the maturity of mortgage-backed securities will be based on estimates of average life.


                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.


                  There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and  credit  of the  United  States.  GNMA  is a  wholly-owned  U.S.  government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any FHLBs and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted.

                  Privately issued mortgage-backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.


                  CMOs may be issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

                  Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

                  The principal of and interest on the mortgage assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.


                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

WHEN-ISSUED SECURITIES
----------------------

                  The Fund may  purchase  securities  on a  "when-issued"  basis
(i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.


                  When the Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

MONEY MARKET INSTRUMENTS
------------------------

                  The Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. The Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.


                  Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.


                  Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject the Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

GOVERNMENT SECURITIES
---------------------


                  The Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks ("FHLBs"), Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Instruments". The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.


U.S. TREASURY OBLIGATIONS AND RECEIPTS
--------------------------------------

                  The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).


                  The Fund may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), Liquid Yield Option Notes ("LYONs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.


                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

EURODOLLAR AND YANKEE OBLIGATIONS
---------------------------------

                  Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

                  Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

DERIVATIVE INSTRUMENTS
----------------------


                  The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------


                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value ("NAV") per share based on the amortized cost or penny-rounding method, i.e., money market funds.


                  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

                  The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole; and
(iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser. If the Fund offers more than one class of shares, the Fund will only invest in the class with the lowest expense ratio at the time of investment.

                             INVESTMENT LIMITATIONS
                             ----------------------


                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Vote of a Majority of the Outstanding Shares").


                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:


     (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

     (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

     (d) personal credit and business credit businesses will be considered separate industries.

                  2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.


                  5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

                  6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.


                  With respect to investment limitation No. 3 above, the 1940 Act prohibits the Fund from issuing senior securities, except that the Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

                  Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  In   addition,   the  Fund  is   subject   to  the   following
non-fundamental   limitations,   which  may  be  changed  without  the  vote  of
shareholders:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) the Fund may make short sales against-the-box (defined as the extent to which the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 10% of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in its Prospectuses or SAI are not deemed to be pledged for purposes of this limitation.

                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the limitations applicable to the Fund's investments in other investment companies. With respect to investment limitation No. 3(c), see "Short Sales" above.


                  The Fund does not intend to acquire  securities  issued by the
Adviser,   Distributor  (as  defined  in  "Additional  Purchase  and  Redemption
Information") or their affiliates.


                                 NET ASSET VALUE
                                 ---------------

VALUATION OF THE FUND
---------------------

                  The Trust uses the amortized cost method to value shares in the Fund. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.


                  The Fund invests only in high quality, short-term instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per share, provided that the Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund's outstanding shares without monetary consideration; or utilizing a NAV per share determined by using available market quotations.


                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                  ----------------------------------------------

                  Shares in the Fund are sold on a continuous basis by Professional Funds Distributor, LLC (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8163, Boston, MA 02266-8163.

                  The Fund will accept only STAMP2000 New  Technology  Medallion
Signature Guarantee stamps from eligible guarantors-- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement. To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.


                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


                  Payment for shares of the Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


                  The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

                  As described in the Prospectuses, the Fund's shares are sold at their NAV to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor Shares are designed for investors requiring additional services through their financial intermediaries. There are no sales charges on the purchase of Advisor or Institutional Shares.

                  The Trust may authorize certain financial intermediaries to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, the Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Fund's NAV per share next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the Trust within the time period agreed upon.

                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.


                  The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986 (the "Code"), and intends to qualify and continue to qualify as a regulated investment company. In order to qualify and continue to qualify for tax treatment as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code, at the end of each quarter of its taxable year: (i) at least 50% of the market value of the Fund's total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition, the Fund must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.


                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If, for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits.

                  The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                                  * * * * * * *
                  The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders or of state tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action.

                              TRUSTEES AND OFFICERS
                              ---------------------

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."


                                                                                               Number of
                                                                                              Portfolios
                                                  Length of                                     in Fund
                                 Position(s)      Time                                        Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)       Overseen        Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years        by Trustee        Held by Trustee(4)
     ---------------------        ---------       -----------      -------------------           -------        ---------------
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------
Robert D. Neary                  Chairman of        Since     Retired; Co-Chairman of             32      Director, Strategic
Date of Birth:                   the Board and   August 1998  Ernst & Young, April 1984 to                Distribution, Inc., since
9/30/33                          Trustee                      September 1993.                             January 1999; Director,
Age:  72                                                                                                  Commercial Metals Company,
                                                                                                          since March 2001.


                                       21

                                                                                               Number of
                                                                                              Portfolios
                                                  Length of                                     in Fund
                                 Position(s)      Time                                        Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)       Overseen        Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years        by Trustee        Held by Trustee(4)
     ---------------------        ---------       -----------      -------------------           -------        ---------------
------------------------------------------------------------------------------------------------------------------------------------
John F. Durkott                  Trustee            Since     President and Chief                 32      None
Date of Birth:                                   August 1998  Executive Officer, Kittle's
7/11/44                                                       Home Furnishings Center,
Age:  61                                                      Inc., since January 2002;
                                                              President and Chief Operating
                                                              Officer, Kittle's  Home
                                                              Furnishing Center, Inc., from
                                                              January 1982 through January 2002;
                                                              Partner, Kittle's Bloomington
                                                              Properties LLC, from January 1981
                                                              through 2003; Partner, KK&D LLC,
                                                              from  January 1989 through 2003;
                                                              Partner, KK&D II LLC, from
                                                              February 1998  through 2003
                                                              (affiliated real estate
                                                              companies of Kittle's Home
                                                              Furnishings Center, Inc.).

Robert J. Farling                Trustee            Since     Retired; Chairman, President        32      None
Date of Birth:                                   August 1998  and Chief Executive Officer,
12/4/36                                                       Centerior Energy (electric
Age:  68                                                      utility), March 1992 to
                                                              October 1997.

Richard W. Furst                 Trustee            Since     Dean Emeritus, Gatton               32      None
Date of Birth:                                   August 1998  College of Business and
9/13/38                                                       Economics, University of
Age:  67                                                      Kentucky, since June 2003;
                                                              Garvice D. Kincaid Professor of
                                                              Finance, since 1981; Dean,
                                                              Gatton College of Business and
                                                              Economics, University of
                                                              Kentucky, 1981 to June 2003.


Gerald L. Gherlein               Trustee            Since     Retired; Executive                  32      None
Date of Birth:  2/16/38                          August 1998  Vice-President and General
Age:  67                                                      Counsel, Eaton Corporation
                                                              (global manufacturing), 1991
                                                              to March 2000.


                                              22


                                                                                               Number of
                                                                                              Portfolios
                                                  Length of                                     in Fund
                                 Position(s)      Time                                        Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)       Overseen       Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years        by Trustee       Held by Trustee(4)
     ---------------------        ---------       -----------      -------------------           -------       ---------------
------------------------------------------------------------------------------------------------------------------------------------
Dale C. LaPorte                  Trustee            Since     Partner, Calfee, Halter &           32      None
Date of Birth:                                   April 2005   Griswold LLP (law firm),
1/04/42                                                       since January 2000; Chairman
Age: 63                                                       of Executive Committee of
                                                              Calfee, Halter & Griswold
                                                              LLP, January 2000 through
                                                              December 2004.

Kathleen A. Obert                Trustee            Since     Chairman and CEO, Edward            32      None
Date of Birth:  8/3/58                           August 2002  Howard & Co. (public
Age:  47                                                      relations agency), since
                                                              2001; CEO, Edward Howard &
                                                              Co., 2000-2001; VP/Senior
                                                              VP, Edward Howard & Co.,
                                                              1992-2000.

J. William Pullen                Trustee            Since     Retired; President and CEO,         32      None
Date of Birth:  4/24/39                          August 1998  Whayne Supply Co. (engine
Age:  66                                                      and heavy equipment
                                                              distribution), 1986 to
                                                              February 2005.
INTERESTED TRUSTEES
-------------------
John G. Breen(5)                 Trustee            Since     Retired; Chairman and CEO,          32      Director, Goodyear Tire &
Date of Birth:  7/21/34                            August     The Sherwin Williams Co.                    Rubber Co.; Director, The
Age:  71                                            2002      (manufacture, distribution                  Stanley Works.
                                                              and sale of coatings), until
                                                              May 2000.

Herbert R. Martens, Jr.(5)       President,         Since     Executive Vice President,           32      None
Date of Birth:  8/6/52           Chief Legal       August     National City Corporation
Age:  53                         Officer and        1998      (bank holding company),
                                 Trustee                      since July 1997; President
                                                              and CEO, National City Bank,
                                                              Florida, since September
                                                              2004; Chairman, NatCity
                                                              Investments, Inc.
                                                              (investment banking), since
                                                              July 1995.


                                              23


                                                                                               Number of
                                                                                              Portfolios
                                                  Length of                                     in Fund
                                 Position(s)      Time                                        Complex(3)
       Name, Address(1),          Held with       Served in      Principal Occupation(s)       Overseen        Other Directorships
     Date of Birth and Age        the Trust       Position(2)      During Past 5 Years        by Trustee        Held by Trustee(4)
     ---------------------        ---------       -----------      -------------------           -------        ---------------
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Kathleen T. Barr(6)              Senior Vice        Since     Senior Vice President              N/A                  N/A
200 Public Square, 5th Floor     President,       February    (formerly Vice President),
Cleveland, OH  44114             Chief              2003      National City Bank and
Date of Birth: 5/2/55            Administrative               Managing Director, Allegiant
Age:  50                         Officer and                  Asset Management Group
                                 Chief                        (formerly Armada Funds
                                 Compliance                   Group), since June 1999;
                                 Officer                      Managing Director, Allegiant
                                                              Asset Management Company
                                                              (formerly, National City
                                                              Investment Management
                                                              Company), since May 1996.

Audrey C. Talley(7)              Secretary          Since     Partner, Drinker Biddle &          N/A                  N/A
One Logan Square                                  February    Reath LLP, Philadelphia,
18th and Cherry Streets                             2005      Pennsylvania (law firm).
Philadelphia, PA 19103-6996
Date of Birth:  11/20/53
Age:  51

Dennis J. Westley(7)             Treasurer          Since     Senior Vice President and          N/A                  N/A
103 Bellevue Parkway                               May 2003   Managing Director,
Wilmington, DE 19809                                          Accounting and
Date of Birth: 4/16/59                                        Administration, PFPC Inc.,
Age:  46                                                      since July 2001; Vice
                                                              President and Accounting
                                                              Director, PFPC Inc., 1997 to
                                                              2001.

John Kernan(7)                   Assistant          Since     Vice President National City       N/A                  N/A
200 Public Square, 5th Floor     Treasurer        February    Bank and Managing Director
Cleveland, OH  44114                                2005      of Fund Administration
Date of Birth: 9/17/65                                        Allegiant Asset Management
Age:  40                                                      Group, since July 2004;
                                                              Senior Director of Fund
                                                              Administration, State Street
                                                              Bank and Trust Company, 1998
                                                              to 2004.





          (1) Each trustee can be contacted by writing to Allegiant Funds, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114, Attention: John Kernan.



          (2) Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.

          (3) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the trustees includes the Fund and 31 portfolios of Allegiant Funds that are offered for sale as of the date of this SAI. The trustees of Allegiant Funds have authorized additional portfolios that have not yet been made available to investors.
          (4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each trustee serves as a trustee of Allegiant Funds. Mr. Neary and Mr. Martens also serve as Chairman and President/Chief Legal Officer, respectively, of Allegiant Funds.
          (5) Mr. Breen is considered to be an "interested person" of the Trust as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President of NCC, (2) he is President and CEO of National City Bank, Florida, an affiliate of the Adviser, (3) he owns shares of common stock and options to purchase common stock of NCC, and (4) he is the Chairman of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
          (6) Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of Allegiant Funds. She previously served as Assistant Treasurer and Chief Compliance Officer of the Trust and Allegiant Funds (formerly, Armada Funds) from August 2002 until February 2003.
          (7) Ms. Talley, Mr. Westley and Mr. Kernan also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of Allegiant Funds.

         Mr. Martens serves as Executive Vice President of NCC, the indirect parent of the Adviser, President and CEO, National City Bank, Florida, an affiliate of the Adviser, and as Chairman of NatCity Investments, Inc., which is under common control with the Adviser. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to the Trust.


BOARD COMMITTEES
----------------


                  The Board of Trustees has established two committees, i.e., the Audit Committee and the Nominating Committee.

                  The Audit Committee consists of all trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Audit Committee generally oversees the Trust's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust's Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee was established on May 22, 2003 and held four formal meetings during the last fiscal year with respect to the Trust's previously existing funds before they were liquidated.

                  The Nominating Committee includes all trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Nominating Committee is responsible for nominating individuals who are not "interested persons" of the Trust to fill any vacancies on the Board. The Nominating
Committee held one meeting during the last fiscal year. The Nominating Committee's procedures provide that the Trust's security holders can submit nominees for consideration for Board vacancies by sending the nomination to the Trust's Secretary, who will submit all nominations to the Committee.

TRUSTEE OWNERSHIP OF ALLEGIANT FUND FAMILY SHARES
-------------------------------------------------


                  The   following   table  shows  the  dollar  range  of  shares
beneficially owned by each Trustee in the Fund and the Allegiant fund family in the aggregate as of December 31, 2005:


INDEPENDENT TRUSTEES


--------------------------------------------- -------------------------------------- ------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          -------------------------
                                                                                          EQUITY SECURITIES IN ALL
                                                                                          ------------------------
                                                         DOLLAR RANGE OF                PORTFOLIOS IN ALLEGIANT FUND
                                                         ---------------                ----------------------------
NAME OF TRUSTEE/FUND                              EQUITY SECURITIES IN THE FUND          FAMILY OVERSEEN BY TRUSTEE
--------------------                              -----------------------------          --------------------------
--------------------------------------------- -------------------------------------- ------------------------------------
ROBERT D. NEARY                                                $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
JOHN F. DURKOTT                                                $0                            $50,001 - $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
ROBERT J. FARLING                                              $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
RICHARD W. FURST                                               $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
GERALD L. GHERLEIN                                             $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
DALE C. LAPORTE                                                $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
KATHLEEN A. OBERT                                              $0                             $10,001 - $50,000
--------------------------------------------- -------------------------------------- ------------------------------------
J. WILLIAM PULLEN                                              $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------


INTERESTED TRUSTEES

--------------------------------------------- -------------------------------------- ------------------------------------


                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          -------------------------
                                                                                          EQUITY SECURITIES IN ALL
                                                                                          ------------------------
                                                         DOLLAR RANGE OF              PORTFOLIOS IN THE ALLEGIANT FUND
                                                         ---------------              --------------------------------
NAME OF TRUSTEE/FUND                              EQUITY SECURITIES IN THE FUND          FAMILY OVERSEEN BY TRUSTEE
--------------------                              -----------------------------          --------------------------
--------------------------------------------- -------------------------------------- ------------------------------------
JOHN G. BREEN                                                  $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------
HERBERT R. MARTENS, JR.                                        $0                               Over $100,000
--------------------------------------------- -------------------------------------- ------------------------------------

As of [_______], 2005, the Trustees and officers of the Trust as a group owned beneficially less than 1% of each class of the outstanding shares of the Fund.


CERTAIN INTERESTS OF INDEPENDENT TRUSTEES


                  Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Kittle's has a $6 million line of credit open with NCB - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2003 through December 31, 2004 was not greater than $5.5 million. The balance outstanding as of December 31, 2004 was $3,550,000 million. Interest is charged at a fluctuating rate equal to NCB's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance. Mr. Durkott may be deemed to have a material indirect interest in the line of credit.

                  Edward Howard & Co. ("EH&C"), of which Ms. Obert serves as Chairman and Chief Executive Officer, undertakes occasional media training and other public relations projects for NCB. From January 1, 2003 through December 31, 2003 EH&C earned approximately $250,000 in fees for these services. From January 1, 2004 through December 31, 2004, EH&C earned approximately $60,000 in fees for these services. EH&C expects to be engaged for similar projects by NCB from time to time at comparable fee levels.

                  Since June 1, 2003, Calfee, Halter & Griswold LLP, of which Mr. LaPorte is a Partner, has periodically represented NCB and other affiliates of NCC, excluding investment adviser affiliates, in connection with commercial loans, bond transactions, equity investments and litigation matters. Fees from the representation were significantly less than 1% of the law firm's revenues in each of 2003 and 2004.


BOARD COMPENSATION

                  Effective January 1, 2005, each Trustee receives an annual fee of $25,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Funds. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board receives an additional $21,000 per year and the Chairman of the Audit Committee receives an additional $1,000 per quarter for their services in these capacities. Prior to January 1, 2005, each Trustee received an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Funds. The Chairman of the Board received an additional $16,000 per year.

                  The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Allegiant Funds and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.


                  The following table summarizes the compensation for each of the Trustees of the Fund Complex for the fiscal year ended May 31, 2005:




                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust   the Trust's Expense    Retirement         Fund Complex*
----------------                     --------------   --------------------   ----------         -------------

INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                     $_____                $0                   $0                 $______

John F. Durkott, Trustee                 $_____                $0                   $0                 $______

Robert J. Farling, Trustee               $_____                $0                   $0                 $______


                                       27

                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust   the Trust's Expense    Retirement         Fund Complex*
----------------                     --------------   --------------------   ----------         -------------

Richard W. Furst, Trustee                $_____                $0                   $0                 $______

Gerald L. Gherlein, Trustee              $_____                $0                   $0                 $______

Dale C. LaPorte, Trustee                 $_____                $___                 $___               $______

Kathleen A. Obert, Trustee               $_____                $0                   $0                 $______

J. William Pullen, Trustee               $_____                $0                   $0                 $______

INTERESTED TRUSTEES

Herbert R. Martens, Jr., President
and Trustee                              $_____                $0                   $0                 $______

John G. Breen, Trustee                   $_____                $0                   $0                 $______

-------------------------------------------------------------------------------------------------------------------



* Trustee also serves as a trustee of Allegiant Funds.

Deferred compensation (including interest) in the account of ___, ___ and ___ accrued during the Trust's fiscal year ended May 31, 2005 for [___________], respectively.


CODE OF ETHICS
--------------

                  The Trust and the Adviser have adopted a joint code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Fund, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                -------------------------------------------------
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                     ---------------------------------------

ADVISORY AGREEMENT
------------------


                  The Adviser serves as investment adviser to the Fund pursuant to an Advisory Agreement dated October 21, 2004. The Adviser is a wholly owned subsidiary of National City Corporation, a bank holding company with headquarters in Cleveland, Ohio and over 1,300 branch offices in six states.

                  For services performed under the Advisory Agreement, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly at the percentage rate as stated in the Prospectuses. From time to time, the Adviser may voluntarily reduce all or a portion of its advisory fee with respect to the Fund. During the period October 28, 2004 (commencement of operations) through May 31, 2005, the Fund incurred advisory fees, net of fee waivers, in the amount of $___. During the period October 28, 2004 (commencement of operations) through May 31, 2005, advisory fees were waived in the amount of $___.


                  Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under the Advisory Agreement in accordance with the Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to the Fund.

                  The Adviser will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or any affiliate of either of them exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.

                  In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of the Trust and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Fund and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

                  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

                  Unless sooner terminated, the Advisory Agreement continues in effect for an initial period of up to two years after its approval and will continue in effect from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined by the 1940 Act) and a majority of the trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days' written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.

APPROVAL OF ADVISORY AGREEMENT
------------------------------


                  [TO BE UPDATED] At a meeting held on August 24, 2004, the Trust's Board of Trustees, including the Independent Trustees, approved the Advisory Agreement for an initial two-year term. In connection with such approval, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser's services, experience and qualifications. The information considered by the Trustees included: (i) the history, organization and client base of the Adviser, (ii) fee arrangements for the Fund and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser's relationship with the Fund, (iv) ancillary services provided by the Adviser and its affiliates, (v) for the Adviser, any economies of scale realized by the Adviser and the Fund, and (vi) for the Adviser, the Adviser's direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser in managing the Fund and the Adviser's compliance procedures and controls. The Board also reviewed information pertaining to the Adviser's brokerage and soft dollar practices and its personnel.


                  After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and Independent Trustees unanimously concluded that the compensation payable under the Advisory Agreement was fair and equitable with respect to the Fund and approved the Advisory Agreement.



PROXY VOTING POLICIES AND PROCEDURES
------------------------------------


                  The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by the Trust, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 1-800-364-4890 and (2) on the SEC's website at http://www.sec.gov.

ADMINISTRATION AND ACCOUNTING SERVICES
--------------------------------------


                  The Trust has entered into a Co-Administration and Accounting Services Agreement ("Co-Administration Agreement") dated August 31, 2004 with PFPC and NCB pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust.


                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.


                  PFPC is a wholly owned subsidiary of PNC Financial Services Group. NCB is a wholly owned subsidiary of NCC and an affiliate of the Adviser.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to the Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of the Fund. During the period October 28, 2004 (commencement of operations) through May 31, 2005 the Trust paid to the Co-Administrators administration fees of $___.


DISTRIBUTOR
-----------

                  The Distributor acts as principal underwriter for the Fund's shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust. Unless otherwise terminated, the Distribution Agreement between the Trust and the Distributor continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party ("Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution
Agreement may at any time be terminated by the Distributor, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of the Trust upon not less than sixty days prior written notice to the other party.

DISTRIBUTION PLAN
-----------------


                  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for Advisor Shares and Institutional Shares (the "12b-1 Plan") which permits the Trust to bear certain expenses in connection with the distribution of Advisor and Institutional Shares. As required by Rule 12b-1, the Trust's 12b-1 Plan and any related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the 12b-1 Plan or any agreement relating to the 12b-1 Plan (the "Disinterested Trustees"), by vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the 12b-1 Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the 12b-1 Plan and related agreements will benefit the Trust and its shareholders. For instance, asset growth resulting from the 12b-1 Plan can be expected to benefit Trust shareholders through the realization of economies of scale and potentially lower expense levels.


                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by the Fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.


                  Any change in the 12b-1 Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, the Plan may be amended by the Trustees, including a majority of the Disinterested Trustees who do not have any direct or indirect financial interest in the Plan or related agreements. The 12b-1 Plan and related agreements may be terminated as to a particular class by a vote of the Trust's Disinterested Trustees or by vote of the shareholders of the class in question, on not more than 60 days written notice. The selection and nomination of Disinterested Trustees has been committed to the discretion of such Disinterested Trustees as required by the Rule.

                  The 12b-1 Plan provides that the Fund will compensate the Distributor (or any other person) for distribution expenses related to the distribution of Advisor Shares and Institutional Shares in an amount not to exceed .02% per annum of the average daily net assets of such shares. Payments under the 12b-1 Plan are to be used to cover expenses and activities primarily intended to result in the sale of the Fund's Advisor Shares or Institutional Shares. Such expenses may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Advisor Shares and Institutional Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and SAIs to other than current shareholders;
(d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each a "Distribution Organization") with respect to the Fund's Advisor Shares and Institutional Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such Advisor Shares and Institutional Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  During the period October 28, 2004 (commencement of operations) through May 31, 2005, the Trust paid the Distributor the following amounts under the 12b-1 Plan: $_____ with respect to Institutional Shares and $_____ with respect to Advisor Shares.

                  During the period ended May 31, 2005, the Distributor incurred the following expenses in connection with distribution under the 12b-1 Plan.




                                                                                                Preparation
                                                   Compensation                 Printing and        and
                                                   and Expenses     Allocable    Mailing of    Distribution
                                                      of the        Overhead,   Prospectuses     of Sales
                                                    Distributor     Telephone     to Other      Literature
                                   Compensation   and Its Sales    and Travel   Than Current        and
FUND                                to Dealers       Personnel      Expenses    Shareholders    Advertising   Totals
----                                ----------       ---------      --------    ------------    -----------   ------

     Institutional Shares(1)      $
     Advisor Shares(2)            $


-----------------------------------


(1) For the period October 28, 2004 (commencement of operations) through May 31, 2005.

(2) For the period November 19, 2004 (commencement of operations) through May 31, 2005.

                  The Adviser, its affiliates or the Fund's Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder service fees paid by the Fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs, as consistent with applicable rules of the SEC and National Association of Securities Dealers. These payments are sometimes referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Fund to you, subject to their suitability as an investment option. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of the Fund's shares or the provision of services to the Fund.

                  From time to time, the Adviser or the Fund's Distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts, occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

CUSTODIAN AND TRANSFER AGENT
----------------------------


                  PFPC Trust Co., with offices at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian (the "Custodian") to the Trust pursuant to the Custodian Services Agreement dated October 21, 2004. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

                  Boston Financial Data Services, with offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as transfer agent (the "Transfer Agent") pursuant to a Transfer Agency and Service Agreement dated October 26, 2004. The Transfer Agent will, among other things: receive for acceptance orders for the purchase of shares; pursuant to orders, issue the appropriate number of shares; receive for acceptance redemption requests and directions; execute transactions; pay over monies received from the Custodian to redeeming shareholders; effect transfers of shares; prepare and transmit payments for dividends and distributions; issue replacement certificates;
maintain records of account; and record the issuance of shares. The Transfer Agent receives an annual base fee plus a per account fee and is reimbursed for out-of-pocket expenses.


                            SHAREHOLDER SERVICES PLAN
                            -------------------------


                  The Trust has implemented a Shareholder Services Plan with respect to the Fund's Advisor Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions, broker-dealers, or other industry professionals, such as investment advisers, accountants, and estate planning firms pertaining to the provision of shareholder administrative services to their customers who are the beneficial owners of the Fund's Advisor Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.10% of the NAV attributable to the Fund's Advisor Shares held by a financial institution's customers.


                  Services under the Services Plan may include:

         (i) Aggregating and processing purchase and redemption requests for Advisor Shares and placing net purchase and redemption orders with the Distributor or Transfer Agent;

         (ii) Providing clients with a service that invests the assets of their accounts in Advisor Shares pursuant to specific or pre-authorized instructions;

         (iii) Processing dividend payments from the Fund and assisting clients in changing dividend options, account designations and addresses;

         (iv) Providing information periodically to show client's their positions in Advisor Shares;

         (v)      Arranging for bank wires;

         (vi) Responding to client inquiries relating to the services performed by the financial intermediary;

         (vii) Providing subaccounting with respect to Advisor Shares beneficially owned by clients;

         (viii) If required by law, forwarding or causing to be forwarded shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution, and tax notices) to clients; and


         (ix) Providing such other similar services as the Trust may reasonably request to the extent permissible under applicable statutes, rules, or regulations. Upon request, provide clients a schedule of any fees that may be charged to them by the financial intermediary relating to the investment of their assets in Advisor Shares.


                   Servicing Agreements between the Trust and financial institutions are terminable, without penalty, at any time by the Trust (which termination may be by vote of a majority of the Disinterested Trustees) or by the financial institution upon notice to the Trust.

                             PORTFOLIO TRANSACTIONS
                             ----------------------


                  Pursuant to the Advisory Agreement, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.


                  During  the  period   October   28,  2004   (commencement   of
operations) through May 31, 2005, the Trust paid brokerage commissions in the aggregate in the amount of $____________.

                  While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Such research services may include research reports on companies; industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligation to the Fund.

                  Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.


                  The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of the Fund's aggregate holdings of securities of its regular broker-dealers as of May 31, 2005 is as follows:

                                                              Value of Fund's
                                                              Aggregate Holdings
Fund                                Issuer                    of Issuer

Institutional Money Market Fund     _____________             $_____________





                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of any of the Adviser's affiliates.

                  Investment decisions for the Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  ---------------------------------------------



                  [______________], Independent Registered Public Accounting Firm, with offices at [__________________________________________], serve as the
Independent Registered Public Accounting Firm for the Fund. The financial highlights for the Fund in the Prospectuses and the financial statements for the Fund contained in the 2005 Annual Report are [___________________] this SAI and have been audited by [___________________].


                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath LLP (of which Ms. Talley, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION
                             -----------------------

YIELDS FOR THE FUND
-------------------

                  Yields for the Fund are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in the Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by the Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for the Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

TOTAL RETURN QUOTATIONS
-----------------------



                  Average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

                  Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.


                             ADDITIONAL INFORMATION
                             ----------------------


DESCRIPTION OF SHARES
---------------------


                  The Trust is a Massachusetts business trust. The Trust was organized on May 18, 1993 and the Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 19, 1993. The Declaration of Trust authorizes the Trust, through the Board of Trustees, to issue an unlimited number of shares and to classify or re-classify any unissued shares into one or more additional classes by setting or changing in one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations, as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Fund as follows, and as further described in this SAI and the related Prospectuses:

---------------------------------------------- ----------------------------
        Institutional Money Market Fund:       Institutional Shares
---------------------------------------------- ----------------------------
                                               Advisor Shares
---------------------------------------------- ----------------------------

                  The Trust's shares have no pre-emptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or an individual fund, shareholders of the fund are entitled to receive the assets available for distribution belonging to the fund, at a proportionate distribution based on the relative asset values of the fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.


                  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities in an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interest of each fund in the matter is substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to the fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

                  Shareholders are entitled to one vote for each dollar of NAV invested and a proportionate fractional vote for any fraction of one dollar of NAV invested, and will vote in the aggregate, and not by class except as otherwise required by the 1940 Act or other applicable law, or when the matter to be voted upon affects only interests of the shareholders of a particular class. Voting rights are not cumulative, and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders.


                  The Trust does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. The Trust's Agreement and Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


                  The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their NAV and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their NAV; or
(c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Trust if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their NAV or converted into shares of another class of the Trust's shares at their NAV. However, the exercise of such authority by the Board of Trustees may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
--------------------------------------------


                  As used in this SAI, "vote of a majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

                                  MISCELLANEOUS


                  Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares outstanding cast in person or by proxy at a meeting called for that purpose, or by a written declaration signed by the shareholders voting not less than two-thirds of the shares then outstanding.

                  The  Trust  is  registered   with  the  SEC  as  a  management
investment company. Such registration does not involve supervision of the management policies of the Trust.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.


                  As of September 1, 2005, the following persons owned of record 5% or more of the outstanding shares of the Fund.

[5% shareholder information to be provided]

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:


         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.


         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.



         Fitch Ratings, Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:


         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

         "NR" - This designation indicates that Fitch does not publicly rate the issuer or issue in question.



         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:


         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an "R-1
(high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for the "R-1 (high)" category, few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition which DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "D" - Short-term debt rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.



LONG-TERM CREDIT RATINGS
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:


         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" rating will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.




         Plus (+) or minus (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.



         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.


         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


         The following summarizes long-term ratings used by Fitch:


         "AAA" - Securities considered to be investment grade and of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


         "BBB" - Securities considered to be investment grade and of good credit quality. "BBB" ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.


         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not publicly rate the issuer or issue in question.


         The following summarizes the ratings used by DBRS for long-term debt:


         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases, it differs from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - Long-term debt rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.



NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S


       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.


               o    "Positive" means that a rating may be raised.
               o    "Negative" means that a rating may be lowered.

               o    "Stable" means that a rating is not likely to change.
               o    "Developing" means a rating may be raised or lowered.


MOODY'S


        WATCHLIST: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade ("UPG"), on review for possible downgrade ("DNG") or more rarely with direction uncertain ("UNC"). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

        RATING OUTLOOKS: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive ("POS"), Negative ("NEG"), Stable ("STA") and Developing ("DEV" -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A "RUR" (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, "NOO" (No Outlook) may be displayed.



FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be "positive", "stable" or "negative". A positive" or "negative" Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to "positive" or "negative" if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as "evolving".

DBRS


         RATING TRENDS: Each DBRS rating category is appended with one of three rating trends - "Positive", "Stable", or "Negative". The rating trend helps to give the investor an understanding of DBRS's opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

         RATING ACTIONS: In addition to confirming or changing ratings, other DBRS rating actions include:

         (1) SUSPENDED RATINGS. Rating opinions are forward looking. While a rating will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.


         Since the availability of such information is critical to the rating assessment, any reluctance in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.


         (2) DISCONTINUED RATINGS. When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future (e.g. commercial paper, long-term debt or preferred shares), DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

         (3) RATINGS "UNDER REVIEW." In practice, DBRS maintains continuous surveillance of the entities it rates and therefore all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely fashion, then the rating(s) of the issuer(s) will be placed "Under Review" since they may no longer be appropriate and can no longer be relied upon.

         Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications". These qualifications indicate
DBRS's preliminary evaluation of the impact on the credit quality of the security/issuer. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS's final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.



MUNICIPAL NOTE RATINGS
----------------------


         A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

          "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.


         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".


         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.



         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information or based on other circumstances.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security. The ratings are based on information from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                   APPENDIX B
                                   ----------

                       ALLEGIANT ASSET MANAGEMENT COMPANY
                       PROXY VOTING POLICY AND PROCEDURES
                                  JULY 25, 2005


The purpose of these proxy voting policy and procedures is to ensure that Allegiant Asset Management Company ("AAM") and the subsidiary banks of National City Corporation (the "Banks") fulfill their responsibility to their clients in connection with the voting of proxies. AAM and the Banks view the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

NEW ACCOUNT PROCEDURES

AAM's standard Investment Management Agreement conveys the authority to vote proxies to AAM. When the agreement states that the client has delegated proxy-voting authority to AAM, AAM will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that AAM vote in accordance with such client's proxy voting policy and provides this proxy voting policy to AAM, AAM will vote as instructed. In the event a contract is silent on the matter, AAM should get written confirmation from such client as to its preference, where possible. AAM will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.

PROXY HANDLING PROCEDURES

With respect to those proxies for which AAM and any of the Banks have authority to vote, such votes will be determined by a proxy voting committee (the "Committee"). This Committee will consist of the members of the National City Institutional Asset Management Trust Investment Policy Committee ("TIPC"). The Committee shall be appointed by the Boards of Directors of the Banks. The same fiduciary standards apply to both the Banks and AAM with respect to proxy voting, therefore, it is appropriate that the Committee determine how to vote proxies for the clients of both AAM and the Banks.

The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a quorum is present, such meetings may take place in person and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.

The Committee will appoint one or more Proxy Administrators, each of whom shall be an officer of AAM, to assist in the administration of proxy material and record the minutes of the Committee meeting. AAM and the Banks are authorized to engage the services of a proxy voting service (the "Service") to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.

The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service's recommendations with respect to such issues. "Routine Matters" are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as EXHIBIT A (the "Guidelines"). "Non-routine Matters" are those issues in the proxy statement for which the Guidelines are silent, or for which the Service's recommendation is not to vote in accordance with the Guidelines. The Committee may also designate a Routine Matter as a Non-routine Matter.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee's monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee's instructions.

AUTHORITY TO VOTE PROXIES

The Committee adopts the Guidelines, attached hereto as EXHIBIT A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Non-routine Matters will be voted in accordance with the instructions of the Committee. The Committee will decide Non-routine Matters by majority vote of the committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.

In the event that AAM or any of the subsidiary banks of National City Corporation have contractually agreed to vote proxies on behalf of a client in accordance with the client's proxy voting guidelines, the client guidelines will be followed.

The Committee will document the rationale for its vote in its minutes for all Non-routine Matters. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Non-routine Matters, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:
o    Publicly available information
o    Research provided by the Service

o    Industry practices
o    Any special circumstances relating to the company
o    Advice from portfolio managers or investment professionals
o    Advice from legal counsel
o    Market conditions
o    Industry  trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders.

In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:
o the proxy is written in a language other than English and no translation has been provided;
o    the proxy require overseas travel in order to vote; or
o securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are DE MINIMUS when compared to the company's total outstanding shares.

CONFLICTS OF INTEREST

A conflict of interest occurs when the interests of National City Corporation, its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of National City Corporation, its affiliates, the interest of their employees, officers and directors, and (ii) the Committee's proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the Committee's responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee's independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. A material conflict of interest may also arise between the self interest of a committee member and his or her duties and responsibilities as a member of the Committee. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.

Identification of Conflicts of Interest: It is acknowledged that the AAM and the Banks have publicly-traded affiliates, and proxies required to be voted with respect to such affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to investment company clients, conflicts may arise involving investment adviser or the underwriter. In such cases we will follow the Guidelines described herein, including the procedures for handling conflicts of interest.

In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Non-routine Matter, the Committee may vote such matter vote in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of National City Corporation or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of National City's Code of Ethics and shall be reported by the Committee to the Manager of Regulatory Risk Management for National City Corporation.

The Committee and each of its members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. A Committee member may recuse himself or herself from the Committee's consideration of a particular proxy issue in the event that member has determined that he or she may have a conflict of interest either personally or professionally that would impair his or her independence or judgment in deciding how to vote. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether committee members may have conflicts of interests, personal or professional, that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of National City Corporation, its affiliates, the interest of their employees, officers and directors and (ii) the Committee's proxy-voting responsibilities. This may include requesting that employees and officers of National City Corporation and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.

Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of AAM provides services, the affiliate's relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate's annual revenue.

REVIEW OF POLICY

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with its fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission and the Office of the Comptroller of the Currency.

RECORDKEEPING

The Proxy Administrators will retain for such time periods set forth in the SEC Rule 206(4)-6, promulgated under the Advisers Act:
     (1)  A copy of this proxy voting policy and procedures
     (2)  All proxy statements regarding client securities
     (3)  All records of votes cast on behalf of clients
     (4)  All records of client requests for proxy voting information
     (5) All minutes of TIPC setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of TIPC material to a proxy voting decision.

Any client requests for copies of the proxy voting policy and procedures shall be directed to the Proxy Administrators, and shall be provided to any such client within a reasonable amount of time.

                                    EXHIBIT A
                         SUMMARY PROXY VOTING GUIDELINES

1. OPERATIONAL ITEMS

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

o  Election of Directors in a non-contested election
o  Ratifying Auditors
o  Increasing or decreasing amounts of authorized stock
o  Changing terms of authorized stock
o  Company name changes
o  Stock splits
o  Changing size of board
o  Opting into or out of optional provisions of state corporation laws
o  Changing annual  meeting date or location o Changing  state of  incorporation
o Changing bylaws or charter that are of a housekeeping nature (updates or corrections).
o Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

The Committee recommends generally voting AGAINST matters such as the following:
o Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.
o Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable
o Approving "other business" when it appears as voting item, when no further details are provided.

2. BOARD OF DIRECTORS

VOTING, BOARD COMPOSITION AND CONTROL ISSUES

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or
(iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:
o  Confidential voting
o  Independent Audit Committees
o  Independent Nominating Committees

o  Independent Compensation Committees
o  Auditors at annual meetings
o  Requiring information on proponents of shareholder resolutions
o  Fixing the board size or designating a range for the board size.
o  Repealing classified boards and electing all directors annually
o Creation of "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
o Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
o Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder
o  Reduction of the par value of common stock.
o Implementing a reverse stock split when the number of authorized shares will be proportionately reduced.
o Implementing a reverse stock split to avoid delisting.
o Instituting open-market share repurchase plans in which all shareholders may participate on equal terms.
o Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee.

The Committee recommends a vote AGAINST:
o  Blank check preferred stock
o  Classifying the board
o  "Fair Price" provisions requiring greater than a majority vote of all shares
o  Greenmail
o  Preemptive rights
o  Supermajority voting requirements
o  Proposals to eliminate  cumulative  voting*
o Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (PLACING BLOCKS OF SECURITIES WITH FRIENDLY THIRD PARTIES)
o  Poison Pills
o  Limiting shareholders' right to act by written consent
o  Limiting shareholders' right to call meetings
o  Requiring inclusion of abstentions in voting results
o  Repricing of "underwater" options
o Shareholder proposals to impose a mandatory retirement age for outside directors.
o Giving management the ability to alter the size of the board outside of a specified range without shareholder approval

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:
o  Required representation of specific gender, race, or interest groups on board
o  Age or term limits for directors
o  Same person  holding more than one office
o Shareholder requests for changes in voting requirements not otherwise covered in these guidelines


With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:


The Committee recommends voting FOR
o  Restoring  shareholder  ability to remove  directors  with or without cause.
o  Permitting  shareholders to elect directors to fill board vacancies.
o  Requiring that a majority or more of directors be independent.
o Expanded liability and indemnification coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
   (i) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) Only the director's legal expenses would be covered.

The Committee recommends voting AGAINST:
o Expanding indemnification coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
o Eliminating entirely directors' and officers' liability for monetary damages for violating the duty of care.
o  Shareholder proposals requiring two candidates per board seat.
o Allowing only continuing directors may elect replacements to fill board vacancies.
o  Proposals that directors may be removed only for cause.
o  Shareholder proposals to limit the tenure of outside directors.
o Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

3. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS
The  Committee   recommends   voting  FOR  proposals  to  restore,   or  provide
shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS
The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
The Committee recommends voting FOR proposals to restore voting rights to the control shares.
The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

CONTROL SHARE CASHOUT PROVISIONS
The Committee recommends voting FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS
The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS
Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS
The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

STAKEHOLDER PROVISIONS
The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

o  Stock option plans
o  Restricted stock bonus plans
o  Director stock ownership proposals
o  Executive compensation proposals

STOCK PLANS IN LIEU OF CASH

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

DIRECTOR RETIREMENT PLANS
The  Committee  recommends  voting  AGAINST  retirement  plans  for  nonemployee
directors.   The  Committee  recommends  voting  FOR  shareholder  proposals  to eliminate retirement plans for nonemployee directors.

EMPLOYEE STOCK PURCHASE PLANS
The Committee recommends voting FOR employee stock purchase plans where all of the following apply:
     1. Purchase price is at least 85 percent of fair market value
     2. Offering period is 27 months or less, and
     3. Potential voting power dilution (VPD) is ten percent or less.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS
The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, the Committee recommends voting FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.
The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

OPTION EXPENSING
The Committee recommends voting AGAINST shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

GOLDEN AND TIN PARACHUTES
The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

6. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY
As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:
o  Requiring reports that go beyond standard industry practice.
o Restricting the company's ability to do business in any location or with any particular group.
o Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7.  ENVIRONMENT AND ENERGY

ENVIRONMENTAL REPORTS
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o  The company's level of disclosure lags that of its  competitors,  or
o The company has a poor environmental track record, such as violations of federal and state regulations.

GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
The Committee recommends voting AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws have reporting requirements.
The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.
The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.
The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES
The Committee recommends voting AGAINST proposals to implement the China Principles unless:
o  There are serious  controversies  surrounding the company's
   China  operations,  and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS
The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

NUCLEAR WEAPONS
The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY
Generally vote FOR reports on the company's efforts to diversify the board, unless:
   1. The board composition is reasonably inclusive in relation to companies of similar size and business or
   2. The board already reports on its nominating procedures and diversity initiatives.


EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
   1. The company has well-documented equal opportunity programs
   2. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
   3. The company has no recent EEO-related violations or litigation.
The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
   1. The composition of senior  management  and the  board  is fairly inclusive
   2. The  company  has well-documented   programs  addressing  diversity
      initiatives  and  leadership development
   3. The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
   4. The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION
The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

8. MUTUAL FUND PROXIES

APPROVE NEW CLASSES OR SERIES OF SHARES
The Committee recommends voting FOR the establishment of new classes or series of shares.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
The Committee recommends voting AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

The Committee recommends voting AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to make material changes to amend the fund's management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL
The Committee recommends voting AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

                            ALLEGIANT ADVANTAGE FUND


                                     PART C

                                OTHER INFORMATION


ITEM 22.              EXHIBITS


         (a)      (1) Declaration of Trust dated May 18, 1993 is
                      incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (Nos.
                      33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on April 16, 1997 ("PEA No. 5").

                  (2) Amendment No. 1 to the Declaration of Trust is
                      incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on May 1, 2000 ("PEA No. 13").


                  (3) Amendment No. 2 to the Declaration of Trust is filed
                      herewith.


         (b)      (1) Code of Regulations is incorporated herein by reference to
                      Exhibit 2(a) of PEA No. 5.

                  (2) Amendment to Code of Regulations dated February 10, 1994 is incorporated herein by reference to Exhibit 2(b) of PEA No. 5.

         (c) Article III, Sections 3.1a and 3.1b; Article V, Sections 5.1b and 5.1c; and Article VIII, Section 8.1 of the Registrant's Declaration of Trust are incorporated herein by reference to Exhibit 1 of PEA No. 5.

         (d) Form of Advisory Agreement between Registrant and National City Investment Management Company with respect to the Armada Advantage Institutional Money Market Fund is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos.
                      33-65690/811-7850) as filed with the Securities and Exchange Commission on October 25, 2004 ("PEA No. 18").

         (e) Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of PEA No. 18.

         (f)          Not Applicable.

         (g) Form of Custodian Services Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) of PEA No. 18.


         (h)      (1) Transfer Agency and Service Agreement dated October
                      26, 2004 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on October 26, 2004.


                  (2) Co-Administration and Accounting Services Agreement dated
                      August 31, 2004 among Registrant, PFPC Inc. and National City Bank is incorporated herein by reference to Exhibit
                      (h)(2) of PEA No. 18.

                  (3) Shareholder Services Plan for Advisor Shares dated July
                      22, 2004 is incorporated herein by reference to Exhibit
                      (h)(3) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on August 11, 2004 ("PEA No. 17").

                  (4) Form of Servicing Agreement relating to the Shareholder
                      Services Plan dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(4) of PEA No. 17.

         (i) Opinion of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (i) of PEA No. 18.


         (j)          Consent of Drinker Biddle & Reath LLP is filed herewith.


         (k)          Not Applicable.

         (l) Purchase Agreement between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (l) of PEA No. 18.

         (m) Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)of PEA No. 18.

         (n) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated July 22, 2004 is incorporated herein by reference to Exhibit (n) of PEA No. 17.

         (p) Inside Information Statement and Code of Ethics Relating to Personal Securities Transactions dated April 2004 of National City Investment Management Company, Armada Funds and The Armada Advantage Fund is incorporated herein by reference to Exhibit (p) of PEA No. 17.

ITEM 23.              PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                      REGISTRANT

                      Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Allegiant Funds.

ITEM 24.              INDEMNIFICATION

                      Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e) hereto,
                      Section 10 of the Custodian Services Agreement incorporated by reference as Exhibit (g) hereto, Section 9 of the Advisory Agreement incorporated by reference as Exhibit (d) hereto, Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit (h)(2) hereto, and Section 8 of the Transfer Agency Agreement filed herewith, respectively. Registrant has obtained from a major insurance carrier a Trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant. In addition, Section 9.2 of Registrant's Agreement and Declaration of Trust dated May 18, 1993, provides as follows:

                      9.2 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify, to the fullest extent permitted by law, every person who is or has been a Trustee or officer of the Trust and any person rendering or having rendered Investment Advisory, administrative, distribution, custodian or transfer agency services to the Trustee or to the Trust or any series thereof pursuant to
                      Article VII of this Declaration of Trust or otherwise, and every officer, director, Trustee, Shareholder, employee and agent of any such person (all persons hereinafter referred to as the "covered persons") against all liabilities and expenses (including amounts paid in satisfaction of judgments, and compromise, as fines an penalties, and as counsel fees (reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or which he may be threatened while as a covered person or thereafter, by reason of his being or having been such a covered person except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromised payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that, if either the matter of willful misfeasance, gross negligence, or reckless disregard of duty or the matter of bad faith had been adjudicated, it would in the opinion of such counsel, have been adjudicated in favor of such person. The rights accruing to any covered person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided, however, that no covered person may satisfy any right of indemnity or reimbursement except out of the property of the Trust. If the Trustees make advance payments in connection with the indemnification under this Section 9.2; provided, however, that the indemnified covered person shall have given a written undertaking to reimburse the Trust in the event that it is subsequently determined that he is not entitled to such indemnification. Rights of indemnification herein provided may be insured against by policies maintained by the Trust. Such rights of indemnification are severable, and such inure to the benefit of the heirs, executors, administrators and other legal representatives of such covered persons.

                      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25.              BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         (a)          Investment Adviser: Allegiant Asset Management Company
                      ("AAMC").

                      AAMC performs investment advisory services for Registrant and certain other investment advisory customers. AAMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation").

                      To the knowledge of the Registrant, none of the directors or officers of AAMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.


                      ALLEGIANT ASSET INVESTMENT MANAGEMENT COMPANY


                      Position with
                      Allegiant Asset       Other Business
Name                  Management Company    Connections         Type of Business
----                  ------------------    -----------         ----------------
Ted Parker            Chairman              National City Bank  Bank affiliate
Kathleen T. Barr      Managing Director     National City Bank  Bank affiliate
Joseph C. Penko       Managing Director     National City Bank  Bank affiliate
Timothy F. McDonough  Managing Director     National City Bank  Bank affiliate


ITEM 26.              PRINCIPAL UNDERWRITER


                  (a) Professional Funds Distributor, LLC (the "Distributor")
                      acts as principal underwriter for the following investment companies as of June 30, 2005:

                           Allegiant Funds
                           Allegiant Advantage Fund
                           WT Investment Trust


                      Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

                  (b) The following is a list of the executive officers,
                      directors, and partners of Professional Funds Distributor,
                      LLC:

                      Philip H. Rinnander       -        President & Owner
                      Barbara A. Rice           -        Vice President
                      Thomas L. Schwegel        -        Vice President
                      Jennifer DiValerio        -        Vice President

                  (c) Not applicable.

ITEM 27.              LOCATION OF ACCOUNTS AND RECORDS


               (1) Allegiant Asset Management Company, 200 Public Square, 5th Floor, Cleveland, Ohio 44114 (records relating to its functions as investment adviser for the Registrant).


               (2) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

               (3) National City Bank, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to its functions as co-administrator for the Registrant).

               (4) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its functions as custodian for the Registrant)

               (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent for the Registrant).

               (6) PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as co-administrator for the Registrant).

               (7) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).


ITEM 28.              MANAGEMENT SERVICES

                      Not Applicable.

ITEM 29.              UNDERTAKINGS

                      None.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 29th day of July, 2005.

                            ALLEGIANT ADVANTAGE FUND

                                                   /s/Herbert R. Martens, Jr.
                                                   --------------------------
                                                   Herbert R. Martens, Jr.
                                                   President


            Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 20 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                         Date
---------                           -----                         ----

/s/ Dennis J. Westley               Treasurer                     July 29, 2005
----------------------
 Dennis J. Westley

*John G. Breen                      Trustee                       July 29, 2005
------------------
 John G. Breen

*John F. Durkott                    Trustee                       July 29, 2005
----------------------
 John F. Durkott

*Robert J. Farling                  Trustee                       July 29, 2005
----------------------
 Robert J. Farling

*Richard W. Furst                   Trustee                       July 29, 2005
----------------------
 Richard W. Furst

*Gerald Gherlein                    Trustee                       July 29, 2005
----------------------
Gerald Gherlein

*Dale C. LaPorte                    Trustee                       July 29, 2005
----------------------
Dale C. LaPorte

/s/Herbert R. Martens, Jr.          President and Trustee         July 29, 2005
--------------------------
Herbert Martens

*Robert D. Neary                    Trustee and Chairman          July 29, 2005
----------------------              of the Board
 Robert D. Neary

*Kathleen A. Obert                  Trustee                       July 29, 2005
-----------------------
Kathleen A. Obert

*J. William Pullen                  Trustee                       July 29, 2005
----------------------
 J. William Pullen

*By:   /s/ Herbert R. Martens, Jr.
       ---------------------------
       Herbert R. Martens, Jr.
         Attorney-in-Fact

                            ALLEGIANT ADVANTAGE FUNDS


                            CERTIFICATE OF SECRETARY



         The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Fund on May 17, 2005 and remains in effect on the date hereof:


         FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Allegiant Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Herbert R. Martens, Jr. and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.


                                                     ALLEGIANT ADVANTAGE FUND





                                          By:      /s/ Audrey C. Talley
                                                   --------------------
                                                   Audrey C. Talley
                                                   Secretary


Dated:   July 29, 2005

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005



/s/ Robert D. Neary
-------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005




/s/ John F. Durkott
-------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005




/s/ Richard W. Furst
--------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey
C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005




/s/ Robert J. Farling
---------------------
Robert J. Farling

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005




/s/ J. William Pullen
---------------------
J. William Pullen

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey
C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005




/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, John G. Breen, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005





/s/ John G. Breen
-----------------
John G. Breen

                            ALLEGIANT ADVANTAGE FUND
                    (Formerly, "The Armada Advantage Funds")



                                POWER OF ATTORNEY
                                -----------------



                  Know All Men by These Presents, that the undersigned, Kathleen
A. Obert, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005





/s/ Kathleen A. Obert
---------------------
Kathleen A. Obert

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005




/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

                                  EXHIBIT INDEX


EXHIBIT NO.           DESCRIPTION



(a)(3)                Amendment No. 2 to the Declaration of Trust

(j)                   Consent of Drinker Biddle & Reath LLP.